First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 95.1%
	Banks – 43.1%
$4,950,000	Australia & New Zealand Banking Group Ltd. (a) (b) (c)	6.75%	(d)	$5,538,827
1,145,000	Australia & New Zealand Banking Group Ltd. (b) (c) (e)	6.75%	(d)	1,281,203
2,200,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (c)	6.50%	(d)	2,106,187
400,000	Banco Mercantil del Norte S.A. (a) (b) (c)	7.50%	(d)	381,624
1,100,000	Banco Mercantil del Norte S.A. (a) (b) (c)	8.38%	(d)	1,112,980
3,000,000	Banco Santander S.A. (b) (c) (e)	7.50%	(d)	3,104,628
2,400,000	Bank of America Corp., Series X (c)	6.25%	(d)	2,609,056
3,700,000	Bank of Nova Scotia (The) (c)	4.90%	(d)	3,810,482
4,350,000	Barclays PLC (b) (c) (e)	7.88%	(d)	4,476,498
7,500,000	Barclays PLC (b) (c)	8.00%	(d)	7,944,589
700,000	BBVA Bancomer S.A. (a) (b) (c)	5.88%	09/13/34	688,933
2,300,000	BNP Paribas S.A. (a) (b) (c)	6.63%	(d)	2,392,000
4,000,000	BNP Paribas S.A. (a) (b) (c)	7.38%	(d)	4,447,780
1,416,000	Citigroup, Inc. (c)	5.90%	(d)	1,484,145
250,000	Citigroup, Inc. (c)	5.95%	(d)	259,845
3,314,000	Citigroup, Inc., Series P (c)	5.95%	(d)	3,544,633
1,470,000	Citigroup, Inc., Series R (c)	6.13%	(d)	1,476,187
3,620,000	Citigroup, Inc., Series U (c)	5.00%	(d)	3,636,367
1,900,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (f)	4.26%	(d)	1,729,389
1,500,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(d)	1,593,750
1,358,000	CoBank ACB, Series I (c)	6.25%	(d)	1,398,740
800,000	Comerica, Inc. (c)	5.63%	(d)	856,240
2,806,000	Credit Agricole S.A. (a) (b) (c)	6.88%	(d)	2,962,280
1,600,000	Credit Agricole S.A. (a) (b) (c)	7.88%	(d)	1,761,856
1,000,000	Credit Agricole S.A. (b) (c) (e)	7.88%	(d)	1,101,160
2,400,000	Credit Agricole S.A. (a) (b) (c)	8.13%	(d)	2,807,378
550,000	Danske Bank A.S. (b) (c) (e)	6.13%	(d)	558,900
850,000	Danske Bank A.S. (b) (c) (e)	7.00%	(d)	897,705
800,000	Farm Credit Bank of Texas, Series 3 (a) (c)	6.20%	(d)	805,348
1,100,000	Farm Credit Bank of Texas, Series 4 (a) (c)	5.70%	(d)	1,159,923
1,450,000	Fifth Third Bancorp, Series L (c)	4.50%	(d)	1,479,000
2,270,000	HSBC Holdings PLC (b) (c)	6.38%	(d)	2,277,989
2,400,000	Huntington Bancshares, Inc., Series F (c)	5.63%	(d)	2,654,952
870,000	ING Groep N.V. (b) (c)	5.75%	(d)	892,111
1,400,000	ING Groep N.V. (b) (c)	6.50%	(d)	1,460,270
2,700,000	ING Groep N.V. (b) (c) (e)	6.88%	(d)	2,833,456
1,970,000	Intesa Sanpaolo S.p.A. (a) (b) (c)	7.70%	(d)	2,025,024
3,116,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (f)	3.62%	(d)	2,922,461
475,000	JPMorgan Chase & Co., Series Z, 3 Mo. LIBOR + 3.80% (f)	4.49%	(d)	469,055
1,000,000	Lloyds Bank PLC (a) (c)	12.00%	(d)	1,166,711
900,000	Lloyds Bank PLC (c) (e)	12.00%	(d)	1,050,040
1,550,000	Lloyds Banking Group PLC (b) (c)	6.75%	(d)	1,601,669
5,638,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	5,960,606
1,100,000	Lloyds Banking Group PLC (b) (c)	7.50%	(d)	1,169,251
2,000,000	M&T Bank Corp., Series G (c)	5.00%	(d)	2,044,000
600,000	Natwest Group PLC (b) (c)	6.00%	(d)	631,500
1,550,000	Natwest Group PLC (b) (c)	8.00%	(d)	1,751,066
3,600,000	Natwest Group PLC (b) (c)	8.63%	(d)	3,769,236
2,425,000	Nordea Bank Abp (a) (b) (c)	6.63%	(d)	2,630,119
1,000,000	Regions Financial Corp., Series D (c)	5.75%	(d)	1,067,500
200,000	Skandinaviska Enskilda Banken AB (b) (c) (e)	5.63%	(d)	203,525
2,866,000	Societe Generale S.A. (a) (b) (c)	7.38%	(d)	2,935,071
500,000	Societe Generale S.A. (b) (c) (e)	7.38%	(d)	512,050
1,321,000	Societe Generale S.A. (a) (b) (c)	7.88%	(d)	1,406,132
400,000	Societe Generale S.A. (b) (c) (e)	7.88%	(d)	425,778

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,500,000	Standard Chartered PLC (a) (b) (c)	6.00%	(d)	$1,523,535
1,000,000	Standard Chartered PLC (a) (b) (c)	7.75%	(d)	1,055,490
1,000,000	Swedbank AB (b) (c) (e)	6.00%	(d)	1,024,699
1,200,000	Truist Financial Corp., Series P (c)	4.95%	(d)	1,284,000
1,700,000	Truist Financial Corp., Series Q (c)	5.10%	(d)	1,848,750
3,850,000	UniCredit S.p.A. (b) (c) (e)	8.00%	(d)	4,026,137
750,000	UniCredit S.p.A. (a) (c)	5.46%	06/30/35	776,027
				124,805,843
	Capital Markets – 11.9%
4,520,000	Apollo Management Holdings L.P. (a) (c)	4.95%	01/14/50	4,188,577
1,300,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(d)	1,410,864
3,000,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(d)	3,292,500
3,300,000	Credit Suisse Group AG (a) (b) (c)	6.38%	(d)	3,478,084
250,000	Credit Suisse Group AG (a) (b) (c)	7.25%	(d)	266,111
1,314,000	Credit Suisse Group AG (a) (b) (c)	7.50%	(d)	1,446,221
4,150,000	Credit Suisse Group AG (a) (b) (c)	7.50%	(d)	4,379,225
2,204,000	E*TRADE Financial Corp., Series A (c)	5.88%	(d)	2,406,669
2,100,000	Goldman Sachs Group (The), Inc., Series M, 3 Mo. LIBOR + 3.92% (f)	4.37%	(d)	2,062,941
4,200,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(d)	4,506,936
200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(d)	200,896
1,000,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (f)	3.89%	(d)	940,018
368,000	Morgan Stanley, Series J, 3 Mo. LIBOR + 3.81% (f)	4.09%	(d)	356,249
2,500,000	UBS Group AG (b) (c) (e)	6.88%	(d)	2,700,010
1,425,000	UBS Group AG (a) (b) (c)	7.00%	(d)	1,513,072
1,000,000	UBS Group AG (b) (c) (e)	7.00%	(d)	1,061,805
313,000	UBS Group Funding Switzerland AG (b) (c) (e)	7.13%	(d)	324,097
				34,534,275
	Diversified Financial Services – 1.1%
3,150,000	Voya Financial, Inc. (c)	5.65%	05/15/53	3,278,378
	Diversified Telecommunication Services – 1.8%
2,500,000	Koninklijke KPN N.V. (a) (c)	7.00%	03/28/73	2,739,388
2,326,000	Koninklijke KPN N.V. (c) (e)	7.00%	03/28/73	2,548,726
				5,288,114
	Electric Utilities – 6.0%
2,290,000	Duke Energy Corp. (c)	4.88%	(d)	2,367,500
9,342,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	10,399,935
3,800,000	Enel S.p.A. (a) (c)	8.75%	09/24/73	4,420,350
				17,187,785
	Energy Equipment & Services – 1.6%
400,000	Transcanada Trust (c)	5.63%	05/20/75	407,503
2,000,000	Transcanada Trust (c)	5.50%	09/15/79	2,093,930
2,050,000	Transcanada Trust, Series 16-A (c)	5.88%	08/15/76	2,208,265
				4,709,698
	Food Products – 3.0%
1,000,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	1,115,000
6,146,000	Land O’Lakes, Inc. (a)	7.00%	(d)	5,522,765
1,490,000	Land O’Lakes, Inc. (a)	7.25%	(d)	1,377,199
535,000	Land O’Lakes, Inc. (a)	8.00%	(d)	529,650
				8,544,614

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Independent Power & Renewable Electricity Producers – 0.5%
$1,500,000	AES Gener S.A. (a) (c)	6.35%	10/07/79	$1,474,238
	Insurance – 14.9%
3,000,000	Asahi Mutual Life Insurance Co. (c) (e)	6.50%	(d)	3,234,663
2,700,000	Asahi Mutual Life Insurance Co. (c) (e)	7.25%	(d)	2,879,150
3,858,000	Assurant, Inc. (c)	7.00%	03/27/48	4,037,570
3,800,000	Assured Guaranty Municipal Holdings, Inc. (a) (c)	6.40%	12/15/66	3,676,500
1,700,000	Assured Guaranty Municipal Holdings, Inc. (c) (e)	6.40%	12/15/66	1,648,842
6,520,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	6,125,460
760,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (a) (f)	2.52%	02/12/47	609,326
1,000,000	La Mondiale SAM (c) (e)	5.88%	01/26/47	1,099,755
531,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (f)	2.74%	05/17/66	372,627
4,500,000	Markel Corp. (c)	6.00%	(d)	4,741,875
200,000	MetLife, Inc.	6.40%	12/15/36	247,874
2,900,000	MetLife, Inc. (a)	9.25%	04/08/38	4,310,458
2,200,000	QBE Insurance Group Ltd. (a) (c)	5.88%	(d)	2,310,000
2,000,000	QBE Insurance Group Ltd. (a) (c)	7.50%	11/24/43	2,232,860
200,000	QBE Insurance Group Ltd. (c) (e)	7.50%	11/24/43	223,286
2,850,000	QBE Insurance Group Ltd. (c) (e)	6.75%	12/02/44	3,154,964
1,175,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (f)	2.98%	12/15/65	945,875
1,000,000	Sumitomo Life Insurance Co. (a) (c)	6.50%	09/20/73	1,137,995
				42,989,080
	Metals & Mining – 0.2%
460,000	BHP Billiton Finance USA Ltd. (a) (c)	6.75%	10/19/75	543,975
	Multi-Utilities – 2.0%
2,848,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(d)	2,831,764
1,000,000	CMS Energy Corp. (c)	4.75%	06/01/50	1,070,054
906,000	NiSource, Inc. (c)	5.65%	(d)	883,794
1,000,000	Sempra Energy (c)	4.88%	(d)	1,037,800
				5,823,412
	Oil, Gas & Consumable Fuels – 6.2%
1,300,000	BP Capital Markets PLC (c)	4.88%	(d)	1,397,500
550,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	381,862
200,000	DCP Midstream L.P., Series A (c)	7.38%	(d)	134,633
2,703,000	DCP Midstream Operating L.P. (a) (c)	5.85%	05/21/43	2,065,889
600,000	Enbridge, Inc. (c)	5.50%	07/15/77	566,173
500,000	Enbridge, Inc. (c)	6.25%	03/01/78	495,873
7,218,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	7,154,082
1,700,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	1,736,291
1,395,000	Energy Transfer Operating L.P., 3 Mo. LIBOR + 3.02% (f)	3.70%	11/01/66	702,034
100,000	Energy Transfer Operating L.P., Series B (c)	6.63%	(d)	72,175
2,000,000	Energy Transfer Operating L.P., Series G (c)	7.13%	(d)	1,665,000
2,000,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	3.13%	06/01/67	1,494,390
				17,865,902
	Trading Companies & Distributors – 1.7%
6,400,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	4,917,792
	Transportation Infrastructure – 1.1%
3,950,000	AerCap Global Aviation Trust (a) (c)	6.50%	06/15/45	3,157,037
	Total Capital Preferred Securities			275,120,143
	(Cost $273,121,448)

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.0%
	Diversified Financial Services – 1.0%
$400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50%	07/15/25	$429,688
2,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88%	01/23/28	2,308,352
	Total Foreign Corporate Bonds and Notes			2,738,040
	(Cost $2,468,165)
CORPORATE BONDS AND NOTES – 0.2%
	Aerospace & Defense – 0.2%
540,000	Boeing (The) Co.	5.81%	05/01/50	635,705
	(Cost $540,787)

Total Investments – 96.3%	278,493,888
(Cost $276,130,400) (h)
Net Other Assets and Liabilities – 3.7%	10,803,235
Net Assets – 100.0%	$289,297,123

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $88,955,958 or 30.7% of net assets.
(b)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2020, securities noted as such amounted to $98,847,867 or 34.2% of net assets. Of these securities, 2.2% originated in emerging markets, and 97.8% originated in foreign markets.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	Perpetual maturity.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,660,926 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,297,438. The net unrealized appreciation was $2,363,488.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Preferred Securities*	$ 275,120,143	$ —	$ 275,120,143	$ —
Foreign Corporate Bonds and Notes*	2,738,040	—	2,738,040	—
Corporate Bonds and Notes*	635,705	—	635,705	—
Total Investments	$ 278,493,888	$—	$ 278,493,888	$—

*	See Portfolio of Investments for industry breakout.

Restricted Securities
As of July 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18	$1,000,000	$111.50	$1,110,644	$1,115,000	0.39%